Schedule of Investments PIMCO Corporate & Income Strategy Fund	April 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 13.5%
Advanz Pharma Corp. 6.568% (LIBOR03M + 5.500%) due 09/06/2024 ~		$4,492	$3,938
Al Convoy (Luxembourg) SARL 4.635% - 4.650% (LIBOR03M + 3.500%) due 01/17/2027 ~		68	65
Alphabet Holding Co., Inc. 3.904% (LIBOR03M + 3.500%) due 09/26/2024 ~		98	88
Altice France S.A. 4.814% (LIBOR03M + 4.000%) due 08/14/2026 ~		296	276
Arconic Corp. 3.240% (LIBOR03M + 2.750%) due 03/25/2027 «~		28	28
Banijay Entertainment U.S. Holdings TBD% due 03/04/2025 «		14	13
CenturyLink, Inc. 2.654% (LIBOR03M + 2.250%) due 03/15/2027 ~		271	257
Clay Holdco BV 5.000% (EUR003M + 5.000%) due 10/30/2026 ~	EUR	2,700	2,775
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		$555	426
DTEK Trading S.A. 5.404% (LIBOR03M + 5.000%) due 06/30/2023 ~		2,439	1,146
Dubai World (3.000% Cash and 1.750% PIK) 4.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(d)		497	465
Elanco Animal Health, Inc. TBD% due 02/04/2027		115	111
Emerald TopCo, Inc. 3.904% - 4.260% (LIBOR03M + 3.500%) due 07/24/2026 ~		106	101
Envision Healthcare Corp. 4.154% (LIBOR03M + 3.750%) due 10/10/2025 ~		15,646	10,991
EyeCare Partners LLC
0.500% due 02/18/2027 µ		10	8
4.822% (LIBOR03M + 3.750%) due 02/05/2027 ~		42	36
Financial & Risk U.S. Holdings, Inc. 3.654% (LIBOR03M + 3.250%) due 10/01/2025 ~		685	672
Forbes Energy Services LLC (5.000% Cash and 11.000% PIK) 16.000% (LIBOR03M + 5.000%) due 04/13/2021 ~(d)		183	154
Frontier Communications Corp. 5.210% - 5.350% (LIBOR03M + 3.750%) due 06/15/2024 ~		585	572
Ingersoll Rand Co. Ltd. 2.154% (LIBOR03M + 1.750%) due 03/01/2027 ~		47	45
Innophos, Inc. 4.614% (LIBOR03M + 3.750%) due 02/04/2027 «~		20	19
IRB Holding Corp. 3.750% - 3.954% (LIBOR03M + 2.750%) due 02/05/2025 ~		925	813
Jefferies Finance LLC 3.688% (LIBOR03M + 3.250%) due 06/03/2026 ~		21	19
McDermott International, Inc.
0.500% - 10.647% (LIBOR03M + 9.000%) due 10/21/2020 ~		1,549	1,489
10.647% (LIBOR03M + 9.000%) due 10/21/2020 ~		1,466	1,410
McDermott Technology Americas, Inc.
TBD% due 05/09/2025 ^(e)		2,082	673
Messer Industrie GmbH 3.950% (LIBOR03M + 2.500%) due 03/01/2026 ~		64	61
MH Sub LLC 4.822% (LIBOR03M + 3.750%) due 09/13/2024 ~		117	109
Nascar Holdings, Inc. 3.375% (LIBOR03M + 2.750%) due 10/19/2026 ~		68	64
NCI Building Systems, Inc. 4.579% (LIBOR03M + 3.750%) due 04/12/2025 ~		39	34
Neiman Marcus Group Ltd. LLC 7.500% (LIBOR03M + 6.000%) due 10/25/2023 ~		9,845	3,913
Neiman Marcus Group Ltd. LLC (7.000% Cash and 1.000% PIK) 8.000% (LIBOR03M + 5.500%) due 10/25/2023 ~(d)		7,493	2,835
Ortho-Clinical Diagnostics S.A. 4.266% (LIBOR03M + 3.250%) due 06/30/2025 ~		570	510
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(e)		100	100
Parexel International Corp. 3.154% (LIBOR03M + 2.750%) due 09/27/2024 ~		88	81
PetSmart, Inc. 5.000% (LIBOR03M + 4.000%) due 03/11/2022 ~		61	60
PG&E Corp. TBD% due 04/16/2021 «		1,186	1,056

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

Playtika Holding Corp. 7.072% (LIBOR03M + 6.000%) due 12/10/2024 ~		3,687	3,660
PUG LLC 3.904% (LIBOR03M + 3.500%) due 02/12/2027 «~		32	27
Reynolds Consumer Products, Inc. 2.154% (LIBOR03M + 1.750%) due 02/04/2027 ~		100	97
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/13/2026 ~		131	127
Starfruit Finco BV 3.864% (LIBOR03M + 3.000%) due 10/01/2025 ~		182	166
Summer (BC) Holdco B SARL
6.906% (LIBOR03M + 5.000%) due 12/04/2026 «~		2,378	2,009
6.917% (LIBOR03M + 5.000%) due 12/04/2026 «~		596	504
Sunshine Luxembourg SARL 5.322% (LIBOR03M + 4.250%) due 10/01/2026 ~		194	178
Syniverse Holdings, Inc. 6.873% (LIBOR03M + 5.000%) due 03/09/2023 ~		6,080	4,311
U.S. Renal Care, Inc. 5.438% (LIBOR03M + 5.000%) due 06/26/2026 ~		419	399
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		3,873	3,432
Westmoreland Mining Holdings LLC 9.093% (LIBOR03M + 8.250%) due 03/15/2022 «~		999	989
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(d)		3,424	2,225
Windstream Services LLC
7.500% (PRIME + 4.250%) due 02/17/2024 «~		12,100	7,532
8.250% (PRIME + 5.000%) due 03/29/2021 «~		3,070	1,934
Zayo Group Holdings, Inc. 3.404% (LIBOR03M + 3.000%) due 03/09/2027 ~		200	188
Total Loan Participations and Assignments (Cost $88,521)			63,191
CORPORATE BONDS & NOTES 49.5%
BANKING & FINANCE 18.3%
Ally Financial, Inc.
4.250% due 04/15/2021		50	50
8.000% due 11/01/2031 (m)		1,767	2,102
Ambac LSNI LLC 6.450% due 02/12/2023 •(m)		461	441
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	11,067	12,630
8.625% due 07/15/2023		$200	191
Banco BTG Pactual S.A. 4.500% due 01/10/2025		200	188
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	700	213
Brookfield Finance, Inc.
3.900% due 01/25/2028		$12	12
4.700% due 09/20/2047		138	140
Cantor Fitzgerald LP
4.875% due 05/01/2024		29	28
6.500% due 06/17/2022 (m)		8,000	8,248
CBL & Associates LP
5.250% due 12/01/2023		112	30
5.950% due 12/15/2026 (m)		986	267
Credit Agricole S.A. 7.875% due 01/23/2024 •(i)(j)(m)		200	213
Credit Suisse Group AG 7.500% due 07/17/2023 •(i)(j)(m)		200	202
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	1,657	1,761
Equitable Holdings, Inc. 5.000% due 04/20/2048		$9	9
ESH Hospitality, Inc. 4.625% due 10/01/2027		56	51
Flagstar Bancorp, Inc. 6.125% due 07/15/2021 (m)		3,500	3,518
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (m)		361	299
6.750% due 03/15/2022 (m)		476	432
GSPA Monetization Trust 6.422% due 10/09/2029		3,266	3,225
HSBC Bank PLC 6.330% due 05/18/2023		5,800	5,416
HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	200	246
6.000% due 09/29/2023 •(i)(j)(m)	EUR	2,100	2,391
Hunt Cos., Inc. 6.250% due 02/15/2026		$24	21
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		200	189
ING Groep NV 5.750% due 11/16/2026 •(i)(j)		300	289

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

Kennedy-Wilson, Inc. 5.875% due 04/01/2024		66	64
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		30	21
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (m)		6,100	5,865
Navient Corp. 5.625% due 08/01/2033 (m)		686	522
Newmark Group, Inc. 6.125% due 11/15/2023		62	57
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022 (m)		1,122	1,094
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		20	18
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		3,070	2,944
8.000% due 08/10/2025 •(i)(j)(m)		6,390	6,676
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)(m)		200	188
7.375% due 10/04/2023 •(i)(j)(m)		600	564
Springleaf Finance Corp.
5.625% due 03/15/2023		1,172	1,121
6.875% due 03/15/2025		93	89
Tesco Property Finance PLC 7.623% due 07/13/2039	GBP	231	426
TP ICAP PLC 5.250% due 01/26/2024 (m)		2,939	3,902
UniCredit SpA 7.830% due 12/04/2023		$4,050	4,452
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	2,752	3,834
Uniti Group LP 7.875% due 02/15/2025 (m)		$6,233	6,038
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (m)		5,971	4,939
			85,616
INDUSTRIALS 23.6%
Albertsons Cos., Inc.
3.500% due 02/15/2023		19	19
4.625% due 01/15/2027		9	9
4.875% due 02/15/2030		18	18
Altice Financing S.A.
2.250% due 01/15/2025	EUR	100	103
7.500% due 05/15/2026 (m)		$1,400	1,466
Altice France S.A. 7.375% due 05/01/2026 (m)		1,201	1,261
Arconic Corp. 6.125% due 02/15/2028		28	27
Associated Materials LLC 9.000% due 01/01/2024 (m)		774	670
Avon International Capital PLC 6.500% due 08/15/2022		24	23
B.C. Unlimited Liability Co. 4.375% due 01/15/2028		33	32
Baffinland Iron Mines Corp. 8.750% due 07/15/2026 (m)		1,200	1,062
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		150	96
Boeing Co.
4.508% due 05/01/2023 (c)		408	408
4.875% due 05/01/2025 (c)		408	408
5.040% due 05/01/2027 (c)		326	326
5.150% due 05/01/2030 (c)		408	408
5.705% due 05/01/2040 (c)		680	680
5.805% due 05/01/2050 (c)		510	510
5.930% due 05/01/2060 (c)		680	680
Bombardier, Inc.
6.000% due 10/15/2022		28	21
6.125% due 01/15/2023 (m)		345	248
7.500% due 03/15/2025		11	7
7.875% due 04/15/2027 (m)		6,633	4,337
Camelot Finance S.A. 4.500% due 11/01/2026		8	8
CCO Holdings LLC
4.500% due 08/15/2030		148	149
4.750% due 03/01/2030		160	164
Centene Corp. 4.750% due 01/15/2025		160	165
Citrix Systems, Inc. 3.300% due 03/01/2030		68	69
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (m)		153	128
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		9,499	8,893

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

8.000% due 03/15/2026 (m)		753	725
8.625% due 01/15/2024 (m)		1,160	1,138
Connect Finco SARL 6.750% due 10/01/2026		58	56
Continental Airlines Pass-Through Trust 9.798% due 10/01/2022		101	97
Corning, Inc. 5.450% due 11/15/2079		70	79
CVS Pass-Through Trust 7.507% due 01/10/2032		699	824
DAE Funding LLC
5.250% due 11/15/2021 (m)		268	246
5.750% due 11/15/2023 (m)		268	242
Dell International LLC 6.020% due 06/15/2026 (m)		2,514	2,725
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (m)		4,100	3,689
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (m)		2,000	2,019
Energy Transfer Operating LP
2.900% due 05/15/2025		34	32
3.750% due 05/15/2030		75	68
5.000% due 05/15/2050		69	62
Exela Intermediate LLC 10.000% due 07/15/2023		117	22
Ferroglobe PLC 9.375% due 03/01/2022 (m)		1,550	584
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		1,414	1,253
6.875% due 03/01/2026		958	845
Flex Ltd. 4.875% due 06/15/2029		16	16
Ford Motor Co. 7.700% due 05/15/2097 (m)		7,315	6,401
Fresh Market, Inc. 9.750% due 05/01/2023		5,650	3,560
Frontier Finance PLC 8.000% due 03/23/2022	GBP	4,600	5,983
Full House Resorts, Inc.
8.575% due 01/31/2024		$291	281
9.738% due 02/02/2024		25	24
General Electric Co.
5.875% due 01/14/2038		22	25
6.150% due 08/07/2037		17	20
6.875% due 01/10/2039		10	12
Griffon Corp. 5.750% due 03/01/2028		20	19
HCA, Inc.
3.500% due 09/01/2030		80	76
7.500% due 11/15/2095 (m)		1,200	1,330
iHeartCommunications, Inc.
6.375% due 05/01/2026 (m)		1,143	1,086
8.375% due 05/01/2027		332	279
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	300	296
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		100	98
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(m)		$444	381
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(m)		327	287
Innophos Holdings, Inc. 9.375% due 02/15/2028		108	104
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		86	17
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024		44	45
8.500% due 10/15/2024 ^(e)		6,553	3,835
9.750% due 07/15/2025 ^(e)(m)		3,007	1,760
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)(m)		4,727	732
8.125% due 06/01/2023 ^(e)(m)		1,121	98
Kinder Morgan, Inc. 7.800% due 08/01/2031 (m)		3,580	4,472
Laredo Petroleum, Inc.
9.500% due 01/15/2025		16	7
10.125% due 01/15/2028		16	7
LifePoint Health, Inc. 4.375% due 02/15/2027		6	6
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025		474	121
Mattel, Inc. 5.875% due 12/15/2027		12	12
Micron Technology, Inc. 5.327% due 02/06/2029		152	174

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

NCL Corp. Ltd. 3.625% due 12/15/2024		70	45
Netflix, Inc.
3.625% due 06/15/2030	EUR	200	222
3.875% due 11/15/2029		604	682
4.625% due 05/15/2029		200	237
4.875% due 06/15/2030		$100	108
5.375% due 11/15/2029		60	66
New Albertson's LP 6.570% due 02/23/2028 (m)		5,600	5,444
Noble Holding International Ltd. 7.875% due 02/01/2026		239	54
Odebrecht Oil & Gas Finance Ltd.
0.000% due 05/28/2020 (h)(i)		345	4
0.000% due 05/29/2020 (h)(i)		407	4
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		79	72
7.250% due 02/01/2028		92	83
Pacific Drilling SA 8.375% due 10/01/2023 (m)		410	93
Pan American Energy LLC 26.659% (BADLARPP) due 11/20/2020 ~	ARS	49,770	420
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$105	107
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	7,322	5,803
4.750% due 02/26/2029		600	496
5.950% due 01/28/2031		$170	124
6.490% due 01/23/2027		70	57
6.500% due 03/13/2027		190	155
6.750% due 09/21/2047		50	35
6.840% due 01/23/2030		220	173
6.950% due 01/28/2060 (m)		300	212
7.690% due 01/23/2050		110	81
Petronas Capital Ltd.
3.500% due 04/21/2030		200	210
4.550% due 04/21/2050		200	218
4.800% due 04/21/2060		200	232
Platin 1426 GmbH 6.875% due 06/15/2023	EUR	750	707
Prime Security Services Borrower LLC 6.250% due 01/15/2028		$70	63
PTC, Inc.
3.625% due 02/15/2025		27	27
4.000% due 02/15/2028		14	14
QVC, Inc. 5.950% due 03/15/2043 (m)		2,429	1,837
Radiate Holdco LLC 6.875% due 02/15/2023		3	3
Radiology Partners, Inc. 9.250% due 02/01/2028		50	48
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	200	229
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,000	1,618
Sands China Ltd.
4.600% due 08/08/2023 (m)		$200	207
5.125% due 08/08/2025 (m)		200	210
5.400% due 08/08/2028 (m)		2,129	2,239
Sensata Technologies, Inc. 4.375% due 02/15/2030		28	27
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 ^(e)		1,909	1,981
TEGNA, Inc. 4.625% due 03/15/2028		165	149
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (m)		1,864	1,809
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (m)		1,332	1,271
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	156	170
2.200% due 07/21/2021 (m)		$296	290
6.000% due 01/31/2025	EUR	100	114
Times Square Hotel Trust 8.528% due 08/01/2026		$1,299	1,416
Topaz Solar Farms LLC
4.875% due 09/30/2039		2,355	2,452
5.750% due 09/30/2039 (m)		5,137	5,713
TransDigm, Inc. 5.500% due 11/15/2027		34	29
Transocean Pontus Ltd. 6.125% due 08/01/2025		122	101
Transocean, Inc.
7.250% due 11/01/2025		74	30
7.500% due 01/15/2026		26	10
8.000% due 02/01/2027		117	46

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

Trident TPI Holdings, Inc. 9.250% due 08/01/2024		17	15
Triumph Group, Inc.
5.250% due 06/01/2022		24	19
6.250% due 09/15/2024		67	53
U.S. Renal Care, Inc. 10.625% due 07/15/2027		59	59
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (m)		400	242
United Group BV
3.125% due 02/15/2026	EUR	210	217
3.250% due 02/15/2026 •		100	103
3.625% due 02/15/2028		200	205
4.875% due 07/01/2024		100	108
Univision Communications, Inc. 5.125% due 02/15/2025 (m)		$433	383
Valaris PLC
5.750% due 10/01/2044		130	12
7.750% due 02/01/2026		18	2
Vale Overseas Ltd.
6.250% due 08/10/2026		151	166
6.875% due 11/21/2036		59	69
6.875% due 11/10/2039		43	51
ViaSat, Inc. 5.625% due 09/15/2025		81	77
Western Midstream Operating LP
2.161% (US0003M + 0.850%) due 01/13/2023 ~		42	34
3.100% due 02/01/2025		28	26
4.050% due 02/01/2030		28	26
5.250% due 02/01/2050		28	22
Wyndham Destinations, Inc.
3.900% due 03/01/2023		72	63
4.625% due 03/01/2030		42	36
5.400% due 04/01/2024		10	9
5.750% due 04/01/2027 (m)		714	630
Wynn Macau Ltd. 5.125% due 12/15/2029		200	194
YPF S.A. 26.761% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	7,090	61
Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (m)		$430	419
6.125% due 03/01/2028		68	64
			110,277
UTILITIES 7.6%
Centrais Eletricas Brasileiras S.A. 3.625% due 02/04/2025		200	182
CenturyLink, Inc. 4.000% due 02/15/2027		54	53
DTEK Finance PLC 10.750% due 12/31/2024		1,192	560
Edison International 5.750% due 06/15/2027		51	58
Frontier Communications Corp. 8.000% due 04/01/2027		102	105
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030 (m)		3,600	3,653
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		187	153
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		182	62
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		1,041	792
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)		4,776	591
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		450	462
2.950% due 03/01/2026 ^(e)		392	395
3.250% due 09/15/2021 ^(e)		607	622
3.250% due 06/15/2023 ^(e)		273	278
3.300% due 03/15/2027 ^(e)(m)		716	724
3.400% due 08/15/2024 ^(e)		378	393
3.500% due 06/15/2025 ^(e)(m)		735	756
3.750% due 02/15/2024 ^(e)(m)		691	729
3.750% due 08/15/2042 ^(e)		22	22
3.850% due 11/15/2023 ^(e)		67	70
4.000% due 12/01/2046 ^(e)		7	7
4.250% due 05/15/2021 ^(e)		1,695	1,737
4.250% due 08/01/2023 ^(e)		400	430
4.300% due 03/15/2045 ^(e)		27	28
4.500% due 12/15/2041 ^(e)		275	287
4.600% due 06/15/2043 ^(e)		118	128
4.650% due 08/01/2028 ^(e)(m)		930	1,041
4.750% due 02/15/2044 ^(e)(m)		632	701
5.125% due 11/15/2043 ^(e)(m)		817	908

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

5.400% due 01/15/2040 ^(e)		16	18
5.800% due 03/01/2037 ^(e)(m)		2,243	2,527
6.050% due 03/01/2034 ^(e)(m)		2,083	2,353
6.250% due 03/01/2039 ^(e)(m)		629	710
6.350% due 02/15/2038 ^(e)(m)		794	900
Petrobras Global Finance BV
5.093% due 01/15/2030 (m)		2,300	2,104
6.250% due 12/14/2026	GBP	3,966	4,840
6.625% due 01/16/2034		100	119
RCS & RDS S.A. 2.500% due 02/05/2025	EUR	200	213
Rio Oil Finance Trust
8.200% due 04/06/2028 (m)		$250	230
9.250% due 07/06/2024 (m)		294	280
9.250% due 07/06/2024		2,137	2,035
9.750% due 01/06/2027 (m)		165	157
9.750% due 01/06/2027		198	189
Southern California Edison Co.
2.850% due 08/01/2029		14	15
3.650% due 03/01/2028		5	5
3.650% due 02/01/2050		27	29
5.750% due 04/01/2035		10	13
6.000% due 01/15/2034		2	3
6.650% due 04/01/2029		39	45
Sprint Communications, Inc. 6.000% due 11/15/2022		40	43
Sprint Corp.
7.125% due 06/15/2024 (m)		742	837
7.250% due 09/15/2021 (m)		420	442
7.875% due 09/15/2023 (m)		1,180	1,333
Talen Energy Supply LLC 6.625% due 01/15/2028		30	28
Transocean Poseidon Ltd. 6.875% due 02/01/2027		110	88
Transocean Sentry Ltd. 5.375% due 05/15/2023		100	78
			35,561
Total Corporate Bonds & Notes (Cost $252,270)			231,454
CONVERTIBLE BONDS & NOTES 0.9%
INDUSTRIALS 0.9%
Caesars Entertainment Corp. 5.000% due 10/01/2024		994	1,414
DISH Network Corp. 3.375% due 08/15/2026		3,400	2,764
			4,178
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024		10	2
Total Convertible Bonds & Notes (Cost $5,262)			4,180
MUNICIPAL BONDS & NOTES 5.0%
CALIFORNIA 0.3%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010 7.750% due 10/01/2037		1,220	1,253
ILLINOIS 3.0%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040		12,700	13,661
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		110	125
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		35	38
7.350% due 07/01/2035		20	21
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		95	86
			13,931
VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046		760	641
WEST VIRGINIA 1.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		44,400	1,909

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

7.467% due 06/01/2047	5,655	5,422
		7,331
Total Municipal Bonds & Notes (Cost $22,931)		23,156
U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
3.000% due 02/25/2043 (a)	44,413	5,408
6.237% due 07/25/2029 •	1,150	976
Freddie Mac
0.000% due 02/25/2046 (b)(h)	6,400	5,763
0.100% due 02/25/2046 (a)	74,687	40
6.142% due 11/25/2055 «~	8,000	4,883
8.037% due 12/25/2027 •	3,273	2,567
11.237% due 03/25/2025 •	720	520
Total U.S. Government Agencies (Cost $24,418)		20,157
NON-AGENCY MORTGAGE-BACKED SECURITIES 18.8%
Banc of America Alternative Loan Trust
5.500% due 10/25/2035 ^	2,402	2,177
6.000% due 01/25/2036 ^	80	76
Banc of America Funding Trust 6.000% due 07/25/2037 ^	256	233
Banc of America Mortgage Trust 6.000% due 03/25/2037 ^	246	232
BCAP LLC Trust
3.533% due 03/27/2036 ~	2,193	1,703
3.642% due 08/28/2037 ~	5,610	5,264
4.863% due 03/26/2037 þ	741	779
Bear Stearns ALT-A Trust
0.987% due 01/25/2036 ^•	939	1,139
3.713% due 11/25/2035 ^~	4,210	3,696
3.768% due 09/25/2047 ^~	5,108	3,769
3.794% due 11/25/2036 ^~	3,342	2,579
3.907% due 08/25/2036 ^~	767	480
4.246% due 09/25/2035 ^~	445	320
Bear Stearns Commercial Mortgage Securities Trust 5.935% due 04/12/2038 ~	210	210
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	648	619
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	3	3
CD Mortgage Trust 5.688% due 10/15/2048	5,535	3,204
Chase Mortgage Finance Trust
3.789% due 12/25/2035 ^~	7	6
6.000% due 07/25/2037 ^	712	519
Citigroup Mortgage Loan Trust
3.883% due 04/25/2037 ^~	184	147
4.082% due 09/25/2037 ^~	535	464
Commercial Mortgage Loan Trust 6.253% due 12/10/2049 ~	2,228	991
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	928	731
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	247	160
5.750% due 01/25/2035	243	242
5.750% due 02/25/2035	304	284
5.750% due 03/25/2037 ^	562	410
6.000% due 02/25/2035	951	909
6.000% due 04/25/2036	873	554
6.000% due 02/25/2037 ^	5,091	2,899
6.000% due 04/25/2037 ^	943	618
6.000% due 07/25/2037 ^	31	31
6.250% due 12/25/2036 ^•	1,352	887
6.500% due 08/25/2036 ^	437	238
Countrywide Home Loan Mortgage Pass-Through Trust
3.719% due 09/20/2036 ^~	223	190
6.000% due 07/25/2037	1,354	885
Credit Suisse Mortgage Capital Certificates 4.096% due 10/26/2036 ~	6,977	4,799
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~	4,600	3,591
GS Mortgage Securities Trust 5.622% due 11/10/2039	640	489
GSR Mortgage Loan Trust
4.304% due 08/25/2034 ~	301	258
5.500% due 05/25/2036 ^	195	311
6.000% due 02/25/2036 ^	2,022	1,326
HarborView Mortgage Loan Trust
1.198% due 01/19/2036 ^•	1,688	1,553
4.087% due 06/19/2036 ^~	5,213	3,399
IndyMac Mortgage Loan Trust 6.500% due 07/25/2037 ^	3,390	1,718

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

Jefferies Resecuritization Trust 6.000% due 05/26/2036		9,962	7,131
JPMorgan Alternative Loan Trust
3.665% due 03/25/2037 ^~		1,103	990
6.000% due 12/25/2035 ^		1,363	1,205
JPMorgan Chase Commercial Mortgage Securities Trust 5.623% due 05/12/2045		109	98
JPMorgan Mortgage Trust
3.706% due 02/25/2036 ^~		1,536	1,255
4.019% due 04/25/2037 ~		6	5
4.024% due 01/25/2037 ^~		448	378
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^		715	403
5.562% due 02/15/2040 ^~		299	168
Lehman Mortgage Trust 6.000% due 07/25/2037 ^		113	100
Lehman XS Trust 0.707% due 06/25/2047 •		1,564	1,265
MASTR Alternative Loan Trust 6.750% due 07/25/2036		1,629	918
Merrill Lynch Mortgage Investors Trust 3.656% due 03/25/2036 ^~		590	379
Motel Trust 7.741% due 08/15/2024 •		5,176	4,113
Residential Accredit Loans, Inc. Trust
0.717% due 05/25/2037 ^•		115	75
4.831% due 12/26/2034 ^~		1,289	799
6.000% due 08/25/2036 ^		268	248
Residential Asset Mortgage Products Trust 6.500% due 12/25/2031		10	10
Residential Asset Securitization Trust
6.000% due 11/25/2036 ^		2,621	1,444
6.250% due 09/25/2037 ^		2,517	1,465
6.250% due 06/25/2046 ~		1,114	1,032
Residential Funding Mortgage Securities, Inc. Trust
4.403% due 02/25/2037 ~		1,304	991
6.500% due 03/25/2032		100	105
Sequoia Mortgage Trust
3.583% due 02/20/2047 ~		253	213
3.899% due 07/20/2037 ^~		519	417
Structured Adjustable Rate Mortgage Loan Trust
3.649% due 11/25/2036 ^~		1,779	1,561
3.854% due 01/25/2036 ^~		1,826	1,236
4.177% due 07/25/2035 ^~		510	430
SunTrust Adjustable Rate Mortgage Loan Trust
3.854% due 04/25/2037 ^~		349	275
3.931% due 02/25/2037 ^~		219	189
WaMu Mortgage Pass-Through Certificates Trust
3.612% due 07/25/2037 ^~		333	271
3.652% due 02/25/2037 ^~		456	385
3.655% due 10/25/2036 ^~		1,859	1,542
3.981% due 07/25/2037 ^~		793	656
Washington Mutual Mortgage Pass-Through Certificates Trust
2.710% due 05/25/2047 ^•		65	6
6.000% due 10/25/2035 ^		1,471	1,161
Total Non-Agency Mortgage-Backed Securities (Cost $92,184)			88,011
ASSET-BACKED SECURITIES 17.2%
ACE Securities Corp. Home Equity Loan Trust 0.877% due 02/25/2036 •		23,848	14,726
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	853
Apidos CLO 0.000% due 01/20/2031 ~		$4,500	2,263
Argent Securities Trust 0.677% due 03/25/2036 •		3,527	2,273
Avoca CLO DAC 0.000% due 10/15/2030 ~	EUR	1,600	622
Bear Stearns Asset-Backed Securities Trust
0.627% due 10/25/2036 ^•		$3,321	3,909
6.500% due 10/25/2036 ^		341	239
Belle Haven ABS CDO Ltd. 2.150% due 07/05/2046 •		175,347	219
BlueMountain CLO Ltd. 6.761% due 04/13/2027 •		1,000	793
Carlyle Global Market Strategies CLO Ltd. 0.000% due 07/20/2029 ~		1,895	464
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,300	679
0.000% due 10/22/2031 ~		1,500	533
Citigroup Mortgage Loan Trust 0.647% due 12/25/2036 •		1,805	1,151
Countrywide Asset-Backed Certificates
0.627% due 06/25/2047 ^•		1,337	1,136
0.657% due 03/25/2037 •		1,078	1,008

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

First Franklin Mortgage Loan Trust
1.432% due 09/25/2035 •		3,441	2,187
1.462% due 05/25/2036 •		6,455	4,870
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(h)		8	752
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	500	147
Home Equity Mortgage Loan Asset-Backed Trust 0.647% due 07/25/2037 •		$9,437	5,464
HSI Asset Securitization Corp. Trust 0.000% due 10/25/2036 (b)(h)		2,719	1,201
JPMorgan Mortgage Acquisition Trust 4.620% due 10/25/2030 ^þ		5,032	3,521
Lehman XS Trust 5.170% due 08/25/2035 ^þ		70	68
LNR CDO Ltd. 2.324% due 02/28/2043 •		2,489	122
Marlette Funding Trust 0.000% due 09/17/2029 «(h)		7	2,370
Merrill Lynch Mortgage Investors Trust 1.267% due 04/25/2037 •		471	254
Morgan Stanley ABS Capital, Inc. Trust 0.637% due 06/25/2036 •		368	307
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		595	363
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.007% due 08/25/2035 •		5,000	3,916
2.257% due 10/25/2034 •		573	498
Residential Asset Mortgage Products Trust 1.687% due 01/25/2035 ^•		2,751	2,300
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		3	3,400
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		4	2,151
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		1	769
0.000% due 10/15/2048 «(h)		1	580
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		4,300	1,304
0.000% due 07/25/2040 «(h)		21	639
0.000% due 09/25/2040 (h)		1,718	717
South Coast Funding Ltd. 2.501% due 08/10/2038 •		9,934	1,535
Symphony CLO Ltd. 5.911% due 07/14/2026 •		2,000	1,443
Taberna Preferred Funding Ltd.
2.121% due 08/05/2036 •		312	259
2.121% due 08/05/2036 ^•		5,766	4,800
2.370% due 07/05/2035 •		4,151	3,539
Total Asset-Backed Securities (Cost $94,775)			80,344
SOVEREIGN ISSUES 3.9%
Argentina Government International Bond
1.000% due 08/05/2021	ARS	18,462	144
2.500% due 07/22/2021		15,791	126
3.375% due 01/15/2023	EUR	200	55
3.380% due 12/31/2038 þ		3,970	1,149
3.875% due 01/15/2022		200	56
5.250% due 01/15/2028		200	51
6.250% due 11/09/2047		100	25
7.820% due 12/31/2033		9,275	3,322
15.500% due 10/17/2026	ARS	53,560	248
22.179% (BADLARPP + 2.000%) due 04/03/2022 ~		60,696	391
30.016% (BADLARPP) due 10/04/2022 ~		51	0
38.037% (ARLLMONP) due 06/21/2020 ~		139,161	1,179
Autonomous City of Buenos Aires Argentina
22.292% (BADLARPP + 5.000%) due 01/23/2022 ~		76,750	585
23.611% due 03/29/2024 ~		308,372	1,878
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	1,500	1,739
Ghana Government International Bond
6.375% due 02/11/2027		$600	465
7.875% due 02/11/2035		600	454
8.750% due 03/11/2061		200	152
Provincia de Buenos Aires 22.968% due 04/12/2025 ~	ARS	136,752	686
Republic of Greece Government International Bond
3.650% due 02/24/2023 þ	EUR	142	165
3.650% due 02/24/2024 þ		142	168
3.650% due 02/24/2025 þ		142	170
3.650% due 02/24/2026 þ		142	171
3.650% due 02/24/2027 þ		142	174
3.650% due 02/24/2028 þ		142	175
3.650% due 02/24/2029 þ		142	175
3.650% due 02/24/2030 þ		142	177

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

3.650% due 02/24/2031 þ		142	179
3.650% due 02/24/2032 þ		142	180
3.650% due 02/24/2033 þ		142	181
3.650% due 02/24/2034 þ		142	186
3.650% due 02/24/2035 þ		142	185
3.650% due 02/24/2036 þ		142	189
3.650% due 02/24/2037 þ		142	190
3.650% due 02/24/2038 þ		142	189
3.650% due 02/24/2039 þ		142	191
3.650% due 02/24/2040 þ		142	191
3.650% due 02/24/2041 þ		142	193
3.650% due 02/24/2042 þ		142	192
South Africa Government International Bond 5.750% due 09/30/2049		$800	628
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (m)		200	206
Ukraine Government International Bond 4.375% due 01/27/2030	EUR	1,054	896
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		$240	20
8.250% due 10/13/2024 ^(e)		28	2
9.250% due 09/15/2027 ^(e)		308	26
Total Sovereign Issues (Cost $40,837)			18,104
		SHARES
COMMON STOCKS 1.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		531,903	513
iHeartMedia, Inc. «(f)		400	3
iHeartMedia, Inc. 'A' (f)		29,808	209
			725
CONSUMER DISCRETIONARY 1.0%
Caesars Entertainment Corp. (f)		466,592	4,508
ENERGY 0.0%
Forbes Energy Services Ltd. (f)(k)		11,400	1
INDUSTRIALS 0.1%
Westmoreland Mining Holdings LLC «(f)(k)		50,497	429
Total Common Stocks (Cost $10,617)			5,663
WARRANTS 0.4%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039		194,137	1,363
INDUSTRIALS 0.1%
Sequa Corp. - Exp. 04/28/2024 «		775,000	295
Total Warrants (Cost $4,105)			1,658
PREFERRED SECURITIES 4.3%
BANKING & FINANCE 1.6%
AGFC Capital Trust 2.969% (US0003M + 1.750%) due 01/15/2067 ~		2,300,000	782
Banco Santander S.A. 6.250% due 09/11/2021 •(i)(j)		400,000	424
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)		70,000	69
Nationwide Building Society 10.250% ~		34,400	6,369
			7,644
INDUSTRIALS 2.7%
General Electric Co. 5.000% due 01/21/2021 •(i)		261,000	215

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

Sequa Corp. (12.000% PIK) 12.000% «(d)		19,130	12,409
			12,624
Total Preferred Securities (Cost $23,347)			20,268
REAL ESTATE INVESTMENT TRUSTS 1.5%
REAL ESTATE 1.5%
VICI Properties, Inc.		416,263	7,251
Total Real Estate Investment Trusts (Cost $5,426)			7,251
SHORT-TERM INSTRUMENTS 7.6%
REPURCHASE AGREEMENTS (l) 5.8%			27,026
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Government International Bond 1.100% due 04/17/2021	ARS	20,615	168
ARGENTINA TREASURY BILLS 0.1%
23.437% due 07/31/2020 ~		7,498	63
25.428% due 08/28/2020 ~		16,625	135
31.539% due 05/28/2020 ~		11,479	102
31.898% due 06/22/2020 ~		15,380	137
36.671% due 05/13/2020 - 08/28/2020 (c)(g)(h)		22,841	200
			637
U.S. TREASURY BILLS 1.7%
0.155% due 05/28/2020 - 06/23/2020 (c)(g)(h)(p)		$7,822	7,821
Total Short-Term Instruments (Cost $35,991)			35,652
Total Investments in Securities (Cost $700,682)			599,089
Total Investments 128.1% (Cost $700,684)			$599,089
Financial Derivative Instruments (n)(o) (0.5)%(Cost or Premiums, net $2,885)			(2,521)
Auction Rate Preferred Shares (5.0)%			(23,525)
Other Assets and Liabilities, net (22.6)%			(105,496)
Net Assets Applicable to Common Shareholders 100.0%			$467,547

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	$370	$1	0.00%
Westmoreland Mining Holdings LLC	12/08/2014 - 10/19/2016	1,454	429	0.09
$1,824	$430	0.09%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.070%	04/30/2020	05/01/2020	$8,900	U.S. Treasury Bonds 4.375% due 11/15/2039	$(9,033)	$8,900	$8,900
BPS	0.080	04/30/2020	05/01/2020	8,900	U.S. Treasury Notes 3.125% due 11/15/2028	(9,083)	8,900	8,900
FICC	0.000	04/30/2020	05/01/2020	1,826	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2021	(1,868)	1,826	1,826
TDM	0.070	04/30/2020	05/01/2020	7,400	U.S. Treasury Inflation Protected Securities 0.750% due 02/15/2045	(7,372)	7,400	7,400
Total Repurchase Agreements	$(27,356)	$27,026	$27,026
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	0.500%	03/25/2020	TBD(3)	$(125)	$(125)
CDC	1.900	04/01/2020	05/01/2020	(4,806)	(4,814)
1.900	05/01/2020	06/02/2020	(5,297)	(5,297)
CIB	1.850	04/30/2020	05/29/2020	(1,920)	(1,921)
2.450	04/09/2020	05/08/2020	(9,577)	(9,591)
2.450	04/13/2020	05/13/2020	(6,973)	(6,982)

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

CSG	2.250	03/20/2020	TBD(3)	(2,070)	(2,075)
FOB	2.500	04/09/2020	TBD(3)	(3,924)	(3,930)
JML	0.200	04/15/2020	07/15/2020	EUR	(1,471)	(1,612)
0.750	04/17/2020	07/17/2020	GBP	(144)	(182)
0.750	04/28/2020	07/24/2020	(2,537)	(3,195)
2.250	04/09/2020	05/11/2020	$(4,078)	(4,084)
NOM	2.100	04/07/2020	05/08/2020	(1,176)	(1,178)
2.100	04/24/2020	05/08/2020	(833)	(833)
2.300	04/07/2020	05/08/2020	(4,295)	(4,302)
RDR	1.550	04/09/2020	05/08/2020	(10,504)	(10,514)
RTA	2.132	02/11/2020	05/11/2020	(8,678)	(8,719)
2.137	04/28/2020	07/28/2020	(1,486)	(1,486)
2.469	04/15/2020	07/15/2020	(145)	(145)
SOG	1.300	04/22/2020	TBD(3)	(4,578)	(4,580)
1.300	04/22/2020	TBD(3)	(1,244)	(1,244)
1.300	05/01/2020	TBD(3)	(1,088)	(1,088)
TDM	0.850	04/22/2020	TBD(3)	(4,225)	(4,226)
UBS	0.900	05/01/2020	06/01/2020	(355)	(355)
1.650	05/01/2020	06/01/2020	(1,393)	(1,393)
1.750	05/01/2020	06/01/2020	(560)	(560)
1.850	04/29/2020	05/29/2020	(1,098)	(1,098)
1.850	05/01/2020	06/01/2020	(96)	(96)
2.000	03/26/2020	TBD(3)	(7,087)	(7,101)
2.000	04/03/2020	05/01/2020	(337)	(337)
2.000	04/08/2020	05/08/2020	(1,724)	(1,726)
2.000	04/16/2020	05/18/2020	(4,749)	(4,753)
2.000	04/21/2020	05/18/2020	(807)	(807)
2.000	04/24/2020	05/26/2020	(713)	(713)
2.000	04/29/2020	05/29/2020	(3,318)	(3,319)
2.100	04/03/2020	05/01/2020	(1,890)	(1,893)
2.100	04/07/2020	05/07/2020	(816)	(817)
2.100	04/08/2020	05/08/2020	(5,470)	(5,477)
2.100	04/09/2020	05/08/2020	(453)	(454)
2.100	04/28/2020	05/08/2020	(4,248)	(4,249)
2.250	04/08/2020	05/08/2020	(1,755)	(1,757)
2.250	04/24/2020	05/26/2020	(403)	(403)
Total Reverse Repurchase Agreements	$(119,431)
(m)	Securities with an aggregate market value of $139,663 and cash of $569 have been pledged as collateral under the terms of master agreements as of April 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended April 30, 2020 was $(151,149) at a weighted average interest rate of 2.238%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	18.213%	$600	$(1)	$(173)	$(174)	$0	$(3)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023	$64,000	$(594)	$6,718	$6,124	$20	$0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025	75,590	4,663	5,051	9,714	56	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	44,900	325	6,633	6,958	0	(8)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	68,300	3,736	11,609	15,345	0	(41)
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044	169,400	(5,526)	110,105	104,579	0	(1,273)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049	18,100	(54)	(7,054)	(7,108)	178	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	17,700	(127)	(5,567)	(5,694)	178	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	89,000	57	(19,446)	(19,389)	865	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	14,500	(34)	(3,628)	(3,662)	143	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	50,400	(180)	(10,635)	(10,815)	478	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	15,100	(59)	(4,230)	(4,289)	144	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050	10,800	(33)	(4,179)	(4,212)	107	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	7,600	188	607	795	11	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	13,000	238	(261)	(23)	0	(121)

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	2,000	(1)	(66)	(67)	0	(20)
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	22,000	229	(952)	(723)	0	(129)
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	1,700	26	(224)	(198)	0	(18)
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	1,300	32	(184)	(152)	0	(23)
$2,886	$84,297	$87,183	$2,180	$(1,633)
Total Swap Agreements	$2,885	$84,124	$87,009	$2,180	$(1,636)
Cash of $10,136 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	05/2020	EUR	2,673	$2,916	$0	$(13)
05/2020	GBP	630	787	0	(6)
05/2020	$949	EUR	867	1	0
06/2020	2,893	INR	209,358	0	(118)
BRC	05/2020	GBP	31,264	$38,250	0	(1,127)
05/2020	$1,343	GBP	1,086	25	0
06/2020	IDR	40,336,681	$2,753	56	0
06/2020	$2,762	MXN	54,325	0	(523)
CBK	05/2020	GBP	664	$830	0	(6)
05/2020	$1,220	EUR	1,127	15	0
05/2020	37,158	GBP	29,858	448	0
05/2020	133	PEN	470	6	0
06/2020	GBP	29,858	$37,164	0	(447)
06/2020	INR	208,237	2,753	0	(8)
06/2020	$24	RUB	1,912	2	0
09/2020	2,935	PEN	10,044	24	0
DUB	05/2020	BRL	101	$19	0	0
05/2020	$20	BRL	101	0	(1)
GLM	05/2020	MXN	56,435	$2,259	0	(82)
05/2020	$2,501	GBP	2,034	61	0
05/2020	4,491	MXN	111,630	141	0
06/2020	MXN	111,630	$4,458	0	(142)
HUS	05/2020	AUD	119	73	0	(5)
05/2020	BRL	101	19	0	0
05/2020	EUR	2,655	2,902	0	(8)
05/2020	$18	BRL	101	0	0
05/2020	255	EUR	237	4	0
05/2020	2,877	MXN	56,435	0	(535)
06/2020	19	BRL	101	0	0
JPM	05/2020	MXN	111,630	$4,625	0	(7)
06/2020	$3,099	MXN	59,224	0	(658)
MYI	06/2020	2,920	IDR	40,544,633	0	(210)
SCX	05/2020	EUR	24,937	$27,396	70	0
05/2020	GBP	420	522	0	(7)
06/2020	EUR	28,034	30,722	0	(15)
Total Forward Foreign Currency Contracts	$853	$(3,918)
(p)

Securities with an aggregate market value of $2,997 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2020

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$46,755	$16,436	$63,191
Corporate Bonds & Notes
Banking & Finance	0	85,616	0	85,616
Industrials	3,420	106,857	0	110,277
Utilities	0	35,561	0	35,561
Convertible Bonds & Notes
Industrials	0	4,178	0	4,178
Utilities	0	2	0	2
Municipal Bonds & Notes
California	0	1,253	0	1,253
Illinois	0	13,931	0	13,931
Virginia	0	641	0	641
West Virginia	0	7,331	0	7,331
U.S. Government Agencies	0	15,274	4,883	20,157
Non-Agency Mortgage-Backed Securities	0	88,011	0	88,011
Asset-Backed Securities	0	69,683	10,661	80,344
Sovereign Issues	0	18,104	0	18,104
Common Stocks
Communication Services	722	0	3	725
Consumer Discretionary	4,508	0	0	4,508
Energy	0	1	0	1
Industrials	0	0	429	429
Warrants
Communication Services	0	1,363	0	1,363
Industrials	0	0	295	295
Preferred Securities
Banking & Finance	0	7,644	0	7,644
Industrials	0	215	12,409	12,624
Real Estate Investment Trusts
Real Estate	7,251	0	0	7,251
Short-Term Instruments
Repurchase Agreements	0	27,026	0	27,026
Short-Term Notes	0	168	0	168
Argentina Treasury Bills	0	637	0	637
U.S. Treasury Bills	0	7,821	0	7,821
Total Investments	$15,901	$538,072	$45,116	$599,089
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,180	0	2,180
Over the counter	0	853	0	853
$0	$3,033	$0	$3,033
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,636)	0	(1,636)
Over the counter	0	(3,918)	0	(3,918)
$0	$(5,554)	$0	$(5,554)
Total Financial Derivative Instruments	$0	$(2,521)	$0	$(2,521)
Totals	$15,901	$535,551	$45,116	$596,568

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2020:
Category and Subcategory	Beginning Balance at 07/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,889	$20,903	$(3,427)	$(149)	$(21)	$(5,914)	$1,155	$0	$16,436	$(5,914)
U.S. Government Agencies	4,866	0	(69)	185	24	(123)	0	0	4,883	(127)
Asset-Backed Securities	16,154	0	(3,748)	0	329	(2,074)	0	0	10,661	(2,309)
Common Stocks
Communication Services	0	0	0	0	0	0	3	0	3	0
Industrials	732	0	0	0	0	(303)	0	0	429	(303)
Warrants
Industrials	1,437	0	0	0	0	(1,142)	0	0	295	(1,142)
Preferred Securities
Industrials	20,979	1,461	0	0	0	(10,031)	0	0	12,409	(10,031)

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	April 30, 2020 (Unaudited)

Totals	$48,057	$22,364	$(7,244)	$36	$332	$(19,587)	$1,158	$0	$45,116	$(19,826)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 04/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$7,532	Reference Instrument	Liquidity Discount	$0.750	—
8,904	Third Party Vendor	Broker Quote	63.000 - 100.250	77.360
U.S. Government Agencies	4,883	Proxy Pricing	Base Price	61.040	—
Asset-Backed Securities	10,661	Proxy Pricing	Base Price	3,071.850 - 100,000.000	58,892.019
Common Stocks
Communication Services	3	Other Valuation Techniques(2)	—	—	—
Industrials	429	Other Valuation Techniques(2)	—	—	—
Warrants
Industrials	295	Other Valuation Techniques(2)	—	—	—
Preferred Securities
Industrials	12,409	Fundamental Valuation	Company Equity Value	$475,300,000.000	—
Total	$45,116
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of April 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	FOB	Credit Suisse Securities (USA) LLC	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CSG	Credit Suisse AG Cayman	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BABs	Build America Bonds	DAC	Designated Activity Company	TBD	To-Be-Determined
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate